Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 836,446	$ 32,275
Accounts receivable	25,352
Inventories	607,022
Prepaid expenses	178,425
Other current assets	7,500
Current assets from discontinued operations	267,703	408,693
Total current assets	1,922,448	440,968
Property and equipment, net	319,462
Total assets	2,241,910	440,968
Current liabilities:
Accrued liabilities	216,297	9,972
Accrued payroll	533,643
Current liabilities from discontinued operations	379,867	1,625,557
Total current liabilities	1,320,162	1,635,529
Total liabilities	1,320,162	1,635,529
Commitments and contingencies (Note 11)
Stockholders’ equity:
Preferred stock, par value, $.00001, authorized 20,000,000 shares, nil outstanding
Common stock, par value $0.00001, authorized 150,000,000 shares; 1,426,613 and 1,168,923 shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively	14	12
Additional paid- in capital	14,450,217	4,963,445
Accumulated deficit	(12,940,040)	(5,796,636)
Total MGO stockholders’ equity	1,510,191	(833,179)
Non-controlling interest	(588,443)	(361,382)
Total stockholder’s equity	921,747	(1,194,561)
Total liabilities and stockholders’ equity	2,241,910	440,968
Nonrelated Party [Member]
Current liabilities:
Accounts payable	184,677
Related Party [Member]
Current liabilities:
Accounts payable	$ 5,678